Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Transamerica Funds
Entity Central Index Key	0000787623
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000171784
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R
Trading Symbol	TSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$70	0.62%

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in securities through the S&P 500 Index Master Portfolio, a master portfolio which is not part of the complex of mutual funds sponsored by Transamerica Asset Management, Inc. (“TAM”), and which is advised by BlackRock Fund Advisors. The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index (“Index”). The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

U.S. equities, as represented by the Index, finished the fiscal year ended December 31, 2024, with a positive return of 25.02%. Top performing sectors for the Index for the fiscal year were communication services, information technology, consumer discretionary, and financials. Materials, health care, and energy, were the lowest performing sectors for the fiscal year. From an individual stock perspective, NVIDIA Corp., Apple Inc., and Amazon.com, Inc. were the top contributing performers for the fiscal year, while Intel Corp., Adobe Inc., and Boeing Co. detracted most from performance.

The primary drivers of tracking difference between the returns of the Fund and the returns of the Index during the fiscal year were fees and expenses, slight mismatches in security weightings versus the Index, cash and futures drag, and transaction costs.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R	S&P 500® Index
4/21/2017	$10,000	$10,000
5/31/2017	$10,150	$10,122
6/30/2017	$10,290	$10,264
7/31/2017	$10,351	$10,328
8/31/2017	$10,551	$10,541
9/30/2017	$10,581	$10,573
10/31/2017	$11,040	$11,043
11/30/2017	$11,372	$11,382
12/31/2017	$11,493	$11,508
1/31/2018	$12,147	$12,167
2/28/2018	$11,698	$11,719
3/31/2018	$11,392	$11,421
4/30/2018	$11,433	$11,465
5/31/2018	$11,699	$11,741
6/30/2018	$11,769	$11,813
7/31/2018	$12,202	$12,253
8/31/2018	$12,582	$12,652
9/30/2018	$12,655	$12,724
10/31/2018	$11,777	$11,854
11/30/2018	$12,004	$12,096
12/31/2018	$10,923	$11,004
1/31/2019	$11,785	$11,885
2/28/2019	$12,158	$12,267
3/31/2019	$12,394	$12,505
4/30/2019	$12,886	$13,012
5/31/2019	$12,063	$12,185
6/30/2019	$12,905	$13,044
7/31/2019	$13,088	$13,231
8/31/2019	$12,873	$13,021
9/30/2019	$13,107	$13,265
10/31/2019	$13,386	$13,552
11/30/2019	$13,859	$14,044
12/31/2019	$14,267	$14,468
1/31/2020	$14,256	$14,462
2/29/2020	$13,077	$13,272
3/31/2020	$11,462	$11,633
4/30/2020	$12,927	$13,124
5/31/2020	$13,536	$13,749
6/30/2020	$13,795	$14,022
7/31/2020	$14,575	$14,813
8/31/2020	$15,604	$15,878
9/30/2020	$15,003	$15,275
10/31/2020	$14,595	$14,868
11/30/2020	$16,183	$16,496
12/31/2020	$16,807	$17,130
1/31/2021	$16,619	$16,957
2/28/2021	$17,077	$17,425
3/31/2021	$17,815	$18,188
4/30/2021	$18,758	$19,159
5/31/2021	$18,876	$19,292
6/30/2021	$19,298	$19,743
7/31/2021	$19,747	$20,212
8/31/2021	$20,339	$20,826
9/30/2021	$19,388	$19,858
10/31/2021	$20,739	$21,249
11/30/2021	$20,573	$21,102
12/31/2021	$21,485	$22,047
1/31/2022	$20,375	$20,907
2/28/2022	$19,751	$20,281
3/31/2022	$20,477	$21,034
4/30/2022	$18,677	$19,199
5/31/2022	$18,702	$19,235
6/30/2022	$17,144	$17,647
7/31/2022	$18,723	$19,274
8/31/2022	$17,946	$18,488
9/30/2022	$16,282	$16,785
10/31/2022	$17,589	$18,144
11/30/2022	$18,569	$19,158
12/31/2022	$17,494	$18,054
1/31/2023	$18,582	$19,189
2/28/2023	$18,118	$18,721
3/31/2023	$18,772	$19,408
4/30/2023	$19,051	$19,711
5/31/2023	$19,131	$19,797
6/30/2023	$20,381	$21,105
7/31/2023	$21,022	$21,783
8/31/2023	$20,675	$21,436
9/30/2023	$19,688	$20,414
10/31/2023	$19,260	$19,985
11/30/2023	$21,011	$21,810
12/31/2023	$21,946	$22,801
1/31/2024	$22,305	$23,184
2/29/2024	$23,479	$24,422
3/31/2024	$24,222	$25,207
4/30/2024	$23,226	$24,178
5/31/2024	$24,360	$25,377
6/30/2024	$25,222	$26,287
7/31/2024	$25,513	$26,607
8/31/2024	$26,123	$27,253
9/30/2024	$26,658	$27,835
10/31/2024	$26,408	$27,582
11/30/2024	$27,936	$29,201
12/31/2024	$27,264	$28,505

Average Annual Return [Table Text Block]
0BWX5	1 Year	5 Years	Since Inception 4/21/17
Class R	24.24%	13.83%	13.91%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	14.58%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 294,003,777
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 238,878
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,003,777
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	9%
Total Advisory Fees Paid (net of waivers and reimbursements)	$238,878

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.1%
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus
C000171785
Shareholder Report [Line Items]
Fund Name	Transamerica Stock Index
Class Name	Class R4
Trading Symbol	TSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.
Additional Information Phone Number	888-233-4339
Additional Information Website	transamerica.com/investments/mutual-fund-prospectus
Expenses [Text Block]

What were the Fund costs for the year?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$34	0.30%

The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Expenses Represent Both Master and Feeder [Text]	The Fund invests as a feeder fund in the S&P 500 Index Master Portfolio (the Portfolio). The expense table reflects the expenses of both the Fund and the Portfolio.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund invests in securities through the S&P 500 Index Master Portfolio, a master portfolio which is not part of the complex of mutual funds sponsored by Transamerica Asset Management, Inc. (“TAM”), and which is advised by BlackRock Fund Advisors. The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index (“Index”). The Fund takes positions in securities that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap stock performance. It is an unmanaged, market capitalization-weighted index composed of large-capitalization U.S. equities.

U.S. equities, as represented by the Index, finished the fiscal year ended December 31, 2024, with a positive return of 25.02%. Top performing sectors for the Index for the fiscal year were communication services, information technology, consumer discretionary, and financials. Materials, health care, and energy, were the lowest performing sectors for the fiscal year. From an individual stock perspective, NVIDIA Corp., Apple Inc., and Amazon.com, Inc. were the top contributing performers for the fiscal year, while Intel Corp., Adobe Inc., and Boeing Co. detracted most from performance.

The primary drivers of tracking difference between the returns of the Fund and the returns of the Index during the fiscal year were fees and expenses, slight mismatches in security weightings versus the Index, cash and futures drag, and transaction costs.

Performance Past Does Not Indicate Future [Text]	The data shown represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P 500® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,695	$9,700
2/28/2015	$10,254	$10,257
3/31/2015	$10,091	$10,095
4/30/2015	$10,186	$10,192
5/31/2015	$10,310	$10,323
6/30/2015	$10,107	$10,123
7/31/2015	$10,320	$10,335
8/31/2015	$9,697	$9,712
9/30/2015	$9,448	$9,471
10/31/2015	$10,250	$10,270
11/30/2015	$10,272	$10,301
12/31/2015	$10,108	$10,138
1/31/2016	$9,605	$9,635
2/29/2016	$9,590	$9,622
3/31/2016	$10,235	$10,275
4/30/2016	$10,273	$10,315
5/31/2016	$10,459	$10,500
6/30/2016	$10,477	$10,527
7/31/2016	$10,866	$10,915
8/31/2016	$10,876	$10,931
9/30/2016	$10,873	$10,933
10/31/2016	$10,678	$10,733
11/30/2016	$11,069	$11,131
12/31/2016	$11,287	$11,351
1/31/2017	$11,498	$11,566
2/28/2017	$11,951	$12,025
3/31/2017	$11,957	$12,039
4/30/2017	$12,077	$12,163
5/31/2017	$12,244	$12,334
6/30/2017	$12,322	$12,411
7/31/2017	$12,572	$12,666
8/31/2017	$12,608	$12,705
9/30/2017	$13,162	$13,270
10/31/2017	$13,557	$13,677
12/31/2017	$13,711	$13,829
1/31/2018	$14,491	$14,621
2/28/2018	$13,955	$14,082
3/31/2018	$13,598	$13,724
4/30/2018	$13,647	$13,777
5/31/2018	$13,965	$14,108
6/30/2018	$14,058	$14,195
7/31/2018	$14,574	$14,724
8/31/2018	$15,040	$15,203
9/30/2018	$15,124	$15,290
10/31/2018	$14,088	$14,245
11/30/2018	$14,360	$14,535
12/31/2018	$13,065	$13,223
1/31/2019	$14,109	$14,282
2/28/2019	$14,555	$14,741
3/31/2019	$14,836	$15,027
4/30/2019	$15,437	$15,636
5/31/2019	$14,452	$14,642
6/30/2019	$15,461	$15,674
7/31/2019	$15,679	$15,899
8/31/2019	$15,435	$15,648
9/30/2019	$15,716	$15,940
10/31/2019	$16,051	$16,286
11/30/2019	$16,631	$16,877
12/31/2019	$17,134	$17,386
1/31/2020	$17,120	$17,379
2/29/2020	$15,706	$15,949
3/31/2020	$13,769	$13,979
4/30/2020	$15,529	$15,771
5/31/2020	$16,273	$16,522
6/30/2020	$16,585	$16,850
7/31/2020	$17,522	$17,801
8/31/2020	$18,773	$19,080
9/30/2020	$18,053	$18,355
10/31/2020	$17,575	$17,867
11/30/2020	$19,486	$19,823
12/31/2020	$20,238	$20,585
1/31/2021	$20,025	$20,377
2/28/2021	$20,563	$20,939
3/31/2021	$21,468	$21,856
4/30/2021	$22,605	$23,022
5/31/2021	$22,747	$23,183
6/30/2021	$23,274	$23,724
7/31/2021	$23,831	$24,288
8/31/2021	$24,544	$25,026
9/30/2021	$23,401	$23,863
10/31/2021	$25,031	$25,534
11/30/2021	$24,845	$25,357
12/31/2021	$25,950	$26,494
1/31/2022	$24,609	$25,123
2/28/2022	$23,870	$24,371
3/31/2022	$24,738	$25,276
4/30/2022	$22,577	$23,071
5/31/2022	$22,622	$23,114
6/30/2022	$20,742	$21,206
7/31/2022	$22,652	$23,161
8/31/2022	$21,728	$22,217
9/30/2022	$19,719	$20,170
10/31/2022	$21,301	$21,804
11/30/2022	$22,488	$23,022
12/31/2022	$21,189	$21,696
1/31/2023	$22,523	$23,059
2/28/2023	$21,960	$22,496
3/31/2023	$22,771	$23,322
4/30/2023	$23,110	$23,686
5/31/2023	$23,207	$23,789
6/30/2023	$24,744	$25,361
7/31/2023	$25,521	$26,176
8/31/2023	$25,116	$25,759
9/30/2023	$23,906	$24,531
10/31/2023	$23,403	$24,015
11/30/2023	$25,530	$26,208
12/31/2023	$26,687	$27,399
1/31/2024	$27,123	$27,859
2/29/2024	$28,568	$29,347
3/31/2024	$29,477	$30,291
4/30/2024	$28,265	$29,054
5/31/2024	$29,662	$30,494
6/30/2024	$30,709	$31,589
7/31/2024	$31,081	$31,973
8/31/2024	$31,824	$32,749
9/30/2024	$32,484	$33,448
10/31/2024	$32,196	$33,145
11/30/2024	$34,077	$35,090
12/31/2024	$33,254	$34,254

Average Annual Return [Table Text Block]
0BWXE	1 Year	5 Years	10 Years
Class R4	24.61%	14.18%	12.77%
S&P 500®IndexFootnote Reference(a)	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or redemptions of Fund shares.
AssetsNet	$ 294,003,777
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 238,878
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$294,003,777
Number of Portfolio Holdings	1
Portfolio turnover rate of Master Portfolio	9%
Total Advisory Fees Paid (net of waivers and reimbursements)	$238,878

Holdings [Text Block]

Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.1%
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	Net Other Assets (Liabilities) category may include, but is not limited to, repurchase agreements, reverse repurchase agreements, security lending collateral, forward foreign currency contracts, and cash collateral.

Material Fund Change [Text Block]
Updated Prospectus Web Address	transamerica.com/investments/mutual-fund-prospectus